TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	December 31, 2021	December 31, 2020
Current liabilities
Trade payables	41,238	11,221
Wages, Salaries, Bonus & Payroll Charges	9,332	19,480
Accrued expenses	15,599	10,817
Other payables	801	407
	66,970	41,925
Other payables are mainly composed of amounts due to Income Tax and National Insurance contributions for employees.